Cover	Mar. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2023
Entity Registrant Name	SL Investment Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01366
Entity Tax Identification Number	85-3472615
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001825590
Amendment Flag	false
No Trading Symbol Flag	true